Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000004445
Account Value [Line Items]
Line Graph and Table Measure Name	SSIMX
C000004449
Account Value [Line Items]
Line Graph and Table Measure Name	SPGSX
C000004440
Account Value [Line Items]
Line Graph and Table Measure Name	SSRSX
C000004450
Account Value [Line Items]
Line Graph and Table Measure Name	SSSPX
C000004438
Account Value [Line Items]
Line Graph and Table Measure Name	SSSEX
C000004439
Account Value [Line Items]
Line Graph and Table Measure Name	SSTIX
C000033161
Account Value [Line Items]
Line Graph and Table Measure Name	SSTTX
C000004441
Account Value [Line Items]
Line Graph and Table Measure Name	SSUSX
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	$ 11,622	$ 11,500	$ 11,793	$ 11,637	$ 11,472	$ 11,210	$ 11,105	$ 10,920	$ 11,203	$ 11,100	$ 11,260	$ 11,291	$ 10,874	$ 10,403	$ 10,570	$ 10,846	$ 10,915	$ 10,923	$ 10,962	$ 11,083	$ 11,016	$ 10,743	$ 11,028	$ 10,699	$ 10,748	$ 10,366	$ 10,502	$ 10,977	$ 11,296	$ 11,026	$ 11,202	$ 11,130	$ 11,569	$ 11,900	$ 12,034	$ 12,299	$ 12,331	$ 12,294	$ 12,298	$ 12,405	$ 12,429	$ 12,291	$ 12,206	$ 12,166	$ 12,071	$ 12,223	$ 12,402	$ 12,492	$ 12,475	$ 12,353	$ 12,409	$ 12,416	$ 12,517	$ 12,332	$ 12,255	$ 12,198	$ 11,985	$ 12,056	$ 11,843	$ 11,620	$ 11,628	$ 11,634	$ 11,599	$ 11,661	$ 11,366	$ 11,341	$ 11,201	$ 11,005	$ 11,002	$ 10,795	$ 10,801	$ 10,688	$ 10,495	$ 10,433	$ 10,516	$ 10,584	$ 10,516	$ 10,514	$ 10,527	$ 10,452	$ 10,531	$ 10,464	$ 10,564	$ 10,687	$ 10,638	$ 10,652	$ 10,645	$ 10,696	$ 10,601	$ 10,556	$ 10,566	$ 10,486	$ 10,405	$ 10,411	$ 10,341	$ 10,321	$ 10,307	$ 10,556	$ 10,638	$ 10,644	$ 10,656	$ 10,589	$ 10,402	$ 10,400	$ 10,360	$ 10,266	$ 10,193	$ 10,055	$ 10,088	$ 10,114	$ 10,113	$ 10,045	$ 10,059	$ 9,990	$ 10,100	$ 10,124	$ 10,161	$ 10,114	$ 10,210	$ 10,000
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
GE INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152	46,740	43,893	44,038	42,825	41,951	42,677	39,981	37,723	39,394	38,713	36,240	35,358	33,859	30,531	30,972	32,753	33,050	31,972	29,926	28,621	28,342	26,528	26,847	24,782	26,836	25,667	24,249	26,861	28,173	25,154	27,318	27,968	31,809	30,612	31,970	34,971	34,247	34,039	31,326	33,184	31,988	30,968	29,140	29,548	27,666	27,199	27,205	27,408	26,203	23,769	24,604	25,819	23,404	21,732	20,825	19,515	17,000	18,854	20,232	19,790	19,210	18,394	17,890	17,888	18,026	17,628	16,495	17,607	16,846	16,380	15,814	14,510	15,875	15,708	17,251	17,155	16,265	15,801	15,651	14,994	14,941	15,363	15,776	14,733	14,619	14,188	13,659	13,483	13,241	12,898	12,932	12,604	12,322	12,182	11,696	11,314	11,176	10,938	11,201	11,160	11,216	10,711	10,753	10,548	10,645	9,973	9,977	10,567	10,724	10,694	9,846	10,096	10,749	10,396	10,583	10,436	10,384	10,503	9,847	10,000
GE INDEX: FTSE NAREIT EQUITY REITS TR
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT Equity REITs Index
Account Value	$ 17,454	18,846	18,070	18,610	18,120	17,029	16,031	15,581	14,897	16,021	15,698	15,386	16,052	14,604	13,209	13,812	14,820	15,296	14,872	14,143	14,614	14,493	14,871	15,621	14,114	14,879	14,068	13,411	15,271	16,241	14,892	16,084	17,154	17,942	16,839	17,383	18,661	17,147	17,263	16,044	16,959	16,653	15,889	15,484	15,327	14,184	13,565	13,042	13,028	12,614	11,372	11,677	12,072	11,978	11,512	11,171	11,149	10,295	13,185	14,332	14,161	14,246	14,464	14,269	13,863	13,407	13,238	13,073	13,044	13,075	12,651	12,560	11,239	12,247	11,693	12,050	12,364	11,999	11,904	11,406	10,973	10,818	10,421	11,292	11,784	11,809	11,497	11,609	11,612	11,642	11,501	11,255	11,343	11,329	11,594	11,212	11,199	10,697	10,880	11,532	11,739	12,186	11,700	10,937	10,678	10,939	9,932	9,974	10,320	10,133	10,186	9,621	9,348	9,965	9,433	9,888	9,900	10,475	10,299	10,671	10,000
GE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223	23,134	20,847	21,152	21,006	21,324	19,357	19,538	18,605	20,013	19,322	18,288	19,028	16,956	15,549	16,687	17,731	18,664	17,589	16,266	16,418	16,718	17,557	17,859	16,273	17,402	17,005	15,319	16,942	17,296	15,661	17,065	17,039	18,914	18,681	18,484	20,453	20,006	20,876	20,024	20,632	20,181	20,937	20,539	20,497	20,075	19,876	18,709	17,813	16,395	13,843	13,559	14,028	13,280	12,922	12,481	11,718	10,303	13,163	14,373	14,849	14,433	13,862	13,507	13,231	13,918	13,839	12,925	14,015	13,555	13,845	13,160	11,830	13,424	13,214	14,824	15,190	14,562	14,312	14,211	13,397	13,283	13,113	13,641	13,294	13,348	12,974	12,864	12,108	12,264	12,174	11,767	12,012	11,881	11,866	11,641	11,595	11,279	10,148	10,654	10,537	10,354	9,770	9,777	9,561	9,413	8,718	8,718	9,559	10,064	9,747	9,227	9,703	10,354	10,475	10,398	10,165	10,432	10,253	9,678	10,000
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
GE INDEX: MSCI AC WORLD INDEX EX USA NET (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-USA
Account Value	$ 15,985	16,302	16,451	17,300	16,846	16,380	16,009	16,024	15,572	15,857	15,376	14,996	15,147	14,422	13,231	13,801	14,251	14,925	14,342	13,726	14,244	14,001	13,667	14,164	13,101	13,200	11,806	11,464	12,736	13,160	12,724	13,922	13,822	14,748	14,725	15,022	15,597	14,978	15,684	15,319	15,825	15,530	15,790	15,893	15,411	14,971	14,784	14,497	14,465	13,724	12,096	12,362	12,674	12,153	11,635	11,132	10,779	10,020	11,716	12,722	13,073	12,530	12,421	12,002	11,701	12,074	12,222	11,527	12,181	11,868	11,797	11,571	10,758	11,269	11,163	12,151	12,096	12,355	12,066	12,297	12,588	12,390	12,613	13,237	12,538	12,264	12,165	11,941	11,723	11,662	11,248	11,213	10,860	10,633	10,370	10,207	9,858	9,612	9,840	9,983	9,862	9,800	9,338	9,483	9,646	9,398	8,692	8,792	9,434	9,615	9,818	9,137	9,582	10,375	10,403	10,702	10,872	10,349	10,519	9,985	10,000
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
GE INDEX: MSCI AC WORLD INDEX EX USA NET (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-USA
Account Value	$ 15,985	16,302	16,451	17,300	16,846	16,380	16,009	16,024	15,572	15,857	15,376	14,996	15,147	14,422	13,231	13,801	14,251	14,925	14,342	13,726	14,244	14,001	13,667	14,164	13,101	13,200	11,806	11,464	12,736	13,160	12,724	13,922	13,822	14,748	14,725	15,022	15,597	14,978	15,684	15,319	15,825	15,530	15,790	15,893	15,411	14,971	14,784	14,497	14,465	13,724	12,096	12,362	12,674	12,153	11,635	11,132	10,779	10,020	11,716	12,722	13,073	12,530	12,421	12,002	11,701	12,074	12,222	11,527	12,181	11,868	11,797	11,571	10,758	11,269	11,163	12,151	12,096	12,355	12,066	12,297	12,588	12,390	12,613	13,237	12,538	12,264	12,165	11,941	11,723	11,662	11,248	11,213	10,860	10,633	10,370	10,207	9,858	9,612	9,840	9,983	9,862	9,800	9,338	9,483	9,646	9,398	8,692	8,792	9,434	9,615	9,818	9,137	9,582	10,375	10,403	10,702	10,872	10,349	10,519	9,985	10,000
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	$ 35,090	$ 33,145	$ 33,448	$ 32,749	$ 31,973	$ 31,589	$ 30,494	$ 29,054	$ 30,291	$ 29,347	$ 27,859	$ 27,399	$ 26,208	$ 24,015	$ 24,531	$ 25,759	$ 26,176	$ 25,361	$ 23,789	$ 23,686	$ 23,322	$ 22,496	$ 23,059	$ 21,696	$ 23,022	$ 21,804	$ 20,170	$ 22,217	$ 23,161	$ 21,206	$ 23,114	$ 23,071	$ 25,276	$ 24,371	$ 25,123	$ 26,494	$ 25,357	$ 25,534	$ 23,863	$ 25,026	$ 24,288	$ 23,724	$ 23,183	$ 23,022	$ 21,856	$ 20,939	$ 20,377	$ 20,585	$ 19,823	$ 17,867	$ 18,355	$ 19,080	$ 17,801	$ 16,850	$ 16,522	$ 15,771	$ 13,979	$ 15,949	$ 17,379	$ 17,386	$ 16,877	$ 16,286	$ 15,940	$ 15,648	$ 15,899	$ 15,674	$ 14,642	$ 15,636	$ 15,027	$ 14,741	$ 14,282	$ 13,223	$ 14,535	$ 14,245	$ 15,290	$ 15,203	$ 14,724	$ 14,195	$ 14,108	$ 13,777	$ 13,724	$ 14,082	$ 14,621	$ 13,829	$ 13,677	$ 13,270	$ 12,967	$ 12,705	$ 12,666	$ 12,411	$ 12,334	$ 12,163	$ 12,039	$ 12,025	$ 11,566	$ 11,351	$ 11,131	$ 10,733	$ 10,933	$ 10,931	$ 10,915	$ 10,527	$ 10,500	$ 10,315	$ 10,275	$ 9,622	$ 9,635	$ 10,138	$ 10,301	$ 10,270	$ 9,471	$ 9,712	$ 10,335	$ 10,123	$ 10,323	$ 10,192	$ 10,095	$ 10,257	$ 9,700	$ 10,000